SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2019
Disclosure of significant accounting policies [text block] [Abstract]
Disclosure of significant accounting policies [text block]

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following describes the principal accounting policies adopted in the preparation of these consolidated financial statements.

2.1.	Basis of Preparation

These consolidated financial statements of LATAM Airlines Group S.A. have been prepared in accordance with the International Financial Reporting Standards (IFRS) issued by the International Accounting Standards Board (“IASB”) and with the interpretations issued by the interpretations committee of the International Financial Reporting Standards (IFRIC).

The consolidated financial statements have been prepared under the historic-cost criterion, although modified by the valuation at fair value of certain financial instruments.

The preparation of the consolidated financial statements in accordance with IFRS requires the use of certain critical accounting estimates. It also requires management to use its judgment in applying the Company’s accounting policies. Note 4 shows the areas that imply a greater degree of judgment or complexity or the areas where the assumptions and estimates are significant to the consolidated financial statements.

The consolidated financial statements have been prepared in accordance with the accounting policies used by the Company for the consolidated financial statements 2018, except for the standards and interpretations adopted as of January 1, 2019.

(a) Accounting pronouncements with implementation effective from January 1, 2019:

	Date of issue	Effective Date:

(i) Standards and amendments

IFRS 16: Leases.	january 2016	01/01/2019

Amendment to IFRS 9: Financial instruments	october 2017	01/01/2019

Amendment to IAS 28: Investments in associates and joint ventures	october 2017	01/01/2019

Amendment to IAS 19: Benefits to employees	february 2018	01/01/2019

(ii) Improvements

Improvements to International Financial Reporting Standards (cycle 2015-2017) IFRS 3: Business combination; IAS 12: Income tax; IFRS 11: Joint agreements and IAS 23 Costs for loans.	december 2017	01/01/2019

(iii) Interpretations

IFRIC 23: Uncertain tax positions	june 2017	01/01/2019

The application of these accounting pronouncements as of January 1, 2019, had no significant effects on the consolidated financial statements of the Company; with the exception of those originated by the application of IFRS 16: Leases described as follow.

During the year, the Company has recognized the changes, in the consolidated financial statements, as a result of the adoption of IFRS 16 retrospectively; restating the comparative figures, in accordance with the provisions of IAS 8 Accounting policies, changes in accounting estimates and errors.

The impacts of the adoption of IFRS 9 Financial Instruments, IFRS 15 Revenue from contracts with customers and IFRS 16 Leases are as follows:

Consolidated statement of financial position (extract)

a) As of January 1, 2017:

		As of	Adoption		As of
		December 31	impact		January 1,
	Note	2016	IFRS 16		2017
		ThUS$	ThUS$		ThUS$
					Restated
Current assets
Other non-financial assets, current	12	212,242	(25,567)	(9)	186,675

Non-current assets
Properties, plants and equipment	17	10,498,149	2,931,101	(9)	13,429,250

Current liabilities
Other current financial liabilities	7-19	1,839,528	311,307	(11)	2,150,835

Non-current liabilities
Other non current financial liabilities	7-19	6,796,952	2,881,149	(11)	9,678,101
Accounts payable commercial and other	7-24	359,391	20,065	(9)	379,456
Deferred tax liability	18	915,759	(61,343)	(10)	854,416
Equity
Equity attributable to the owners of the parent
Accumulated earnings	25	366,404	(460,173)	(12)	(93,769)
Other reserves	25	580,870	215,299	(12)	796,169
Non-controlling interest	14	88,644	(771)	(12)	87,873

b) As of January 1, 2018:

		As of	Adoption				As of	Adoption		As of
		December 31,	impact				January 1	impact		January 1,
	Note	2017	IFRS 9		IFRS 15		2018	IFRS 16		2018
		ThUS$	THUS$		ThUS$		ThUS$	ThUS$		ThUS$
										Restated
Current assets
Other non-financial assets, current	12	221,188	-		54,361	(4)	275,549	(30,771)	(9)	244,778
Trade debtors and other accounts receivable, current	7 - 8	1,214,050	(11,105)	(1)	-		1,202,945	-		1,202,945

Non-current assets
Other non-financial assets, non current	12	220,807	-		-		220,807	(8,604)	(9)	212,203
Properties, plants and equipment	17	10,065,335	-		-		10,065,335	2,865,317	(9)	12,930,652
Deferred tax assets	18	364,021	89	(2)	6,005	(7)	370,115	449	(10)	370,564

Current liabilities
Other current financial liabilities	7 - 19	1,300,949	-		-		1,300,949	319,030	(11)	1,619,979
Trade and other accounts payables	7 - 20	1,695,202	-		(22,192)	(5)	1,673,010	(4,398)	(9)	1,668,612
Other non-financial liabilities, current	22	2,823,963	-		77,640	(6)	2,901,603	-		2,901,603

Non-current liabilities
Other non current financial liabilities	7 - 19	6,605,508	-		-		6,605,508	2,827,942	(11)	9,433,450
Accounts payable commercial and other	7 - 24	498,832	-		-		498,832	60,611	(9)	559,443
Deferred tax liability	18	949,697	(1,021)	(2)	4,472	(5)	953,148	(75,400)	(10)	877,748

Equity
Equity attributable to the owners of the Accumulated earnings	25	475,118	(9,995)	(3)	446	(8)	465,569	(506,581)	(12)	(41,012)
Other reserves	25	554,884	-		-		554,884	205,877	(12)	760,761
Non-controlling interest	14	91,147	-		-		91,147	(690)	(12)	90,457

c) As of December 31, 2018:

		As of	Adoption		As of
		December 31,	impact		December 31,
	Note	2018	IFRS 16		2018
		ThUS$	ThUS$		ThUS$
					Restated
Current assets
Other non-financial assets, current	12	320,977	(30,501)	(9)	290,476

Non-current assets
Other non-financial assets, non current	12	233,741	(6,200)	(9)	227,541
Properties, plants and equipment	17	9,953,365	2,548,444	(9)	12,501,809
Deferred tax assets	18	273,328	201	(10)	273,529

Current liabilities
Other current financial liabilities	7-19	1,430,789	363,497	(11)	1,794,286

Non-current liabilities
Other non current financial liabilities	7-19	5,864,910	2,494,552	(11)	8,359,462
Accounts payable commercial and other	7-24	483,656	45,621	(9)	529,277
Deferred tax liability	18	872,121	(85,550)	(10)	786,571
Equity
Equity attributable to the owners of the parent
Accumulated earnings	25	597,676	(378,705)	(12)	218,971
Other reserves	25	(76,926)	72,561	(12)	(4,365)
Non-controlling interest	14	79,940	(32)	(12)	79,908

- Effects of adopting IFRS 9

(1)	Expected credit losses: The Company modified the calculation of the impairment provision to comply with the expected credit loss model, established in IFRS 9 Financial Instruments, which replaces the current loss impairment model incurred. To the calculate percentage of credit losses, a risk matrix was used, grouping the portfolio, according to similar characteristics of risk and maturity. This change resulted in the recognition of an increase in the provision for impairment losses of US $ (11.1) million.

This standard also includes requirements related to the classification and measurement of financial assets and liabilities and an expected credit loss model that replaces the current loss impairment model incurred.

As of January 1, 2018, the calculation of the impairment losses provision are as follows:

	Portfolio maturity
			Up to	Up to	More than
		Up to	91 to	181 to	360
	Up to date	90 days	180 days	360 days	days	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Expected loss rate	1%	21%	46%	67%	94%	8%
Gross book value	1,046,909	36,241	12,001	14,623	66,022	1,175,796
Impairment provision	(13,570)	(7,774)	(5,499)	(9,803)	(61,787)	(98,433)

(2)	Deferred tax adjustments originated by the application of IFRS 9.

(3)	Net effect on accumulated results of the adjustments indicated above.

In addition to the impacts on the consolidated statement of financial position, the application of IFRS 9: Financial Instruments requires the classification of financial instruments according to the business model, to determine the form of measurement of financial instruments, after their initial recognition.

The Company analyzed the business models and classified its financial assets and liabilities according to the following:

	Classification IAS 39				Classification IFRS 9
Assets	Loans and receivables	Hedge and derivatives	Held for trading	Initial as fair value through profit and loss	Cost amortized	At fair value with changes in results	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Balance as of December 31, 2017	2,446,864	62,867	1,915	501,890	-	-	3,013,536
Cash and cash equivalents	(1,112,346)	-	-	(29,658)	1,112,346	29,658	-
Other financial assets, current	(23,918)	-	(1,421)	(472,232)	23,918	473,653	-
Trade debtors and other accounts receivable, current	(1,214,050)	-	-	-	1,214,050	-	-
Accounts receivable from entities related, current	(2,582)	-	-	-	2,582	-	-
Other financial assets, non-current	(87,077)	-	(494)	-	87,077	494	-
Accounts receivable, non-current	(6,891)	-	-	-	6,891	-	-
Balance as of January 1, 2018	-	62,867	-	-	2,446,864	503,805	3,013,536

	Classification IAS 39		Classification IFRS 9
Liabilities	Others financial liabilities	Held hedge derivatives	Cost amortized	Total
	ThUS$	ThUS$	ThUS$	ThUS$
Balance as of December 31, 2017	10,086,434	14,817	-	10,101,251
Other current financial liabilities	(1,288,749)	-	1,288,749	-
Trade accounts payable and other accounts payable, current	(1,695,202)	-	1,695,202	-
Accounts payable to related entities, current	(760)	-	760	-
Other financial liabilities, not current	(6,602,891)	-	6,602,891	-
Accounts payable, not current	(498,832)	-	498,832	-
Balance as of January 1, 2018 (*)	-	14,817	10,086,434	10,101,251

(*)	Balances as of January 1, 2018 do not contain the re-expression effects originated by IFRS 16.

- Effects of adopting IFRS 15

(4) Contract costs: The Company has capitalized the costs related to the revenues from air transport of passengers, corresponding to: the commissions charged by the credit card administrators for US$ 22.0 million and the air ticket booking services through the system general distribution (GDS) for US$ 15.6 million. Additionally, there is a reclassification of commissions from travel agencies for US$ 16.8 million, which previously were presented, according IAS 18, net of the liability to fly in other non-financial liabilities.

(5) Contract liabilities: The Company has adjusted certain concepts that were recorded as obligations with suppliers and customers, which must now be treated as contract liabilities; therefore, they must be deferred until the benefit of the service have been rendered. These concepts are mainly related to the ground transportation service for US $ 15.6 million and traveler’s checks for US $ 6.6 million.

(6) Performance Obligations: The Company analyzed the moment in which the performance obligations identified in the contracts with customers must be recognized in the consolidated result. During this analysis, some concepts were identified which must be deferred until the moment of service provision, mainly related to land transportation services, charges for modifications to the initial contract in the sale of tickets and redeem of some products associated with loyalty programs for US$ 60.8 million. Additionally, there is the reclassification detailed in numeral (4) for US$ 16.8 million.

(7) Deferred tax adjustments originated by the application of IFRS 15.

(8) Net effect on accumulated results of the adjustments indicated above.

Additionally, the Company concluded that, in the rendering of certain services, it acted as agent in the provision of these services, therefore some reclassifications were made in the consolidated income statement to reflect the corresponding commission.

- Effects of adopting IFRS 16

(9) Company recognized under Property, plant and equipment right of use assets for US $ 2,865.3 million as of January 1, 2018 and US $ 2,548.4 as of December 31, 2018, associated with contracts that meet the definition of lease (Note 2.21 & 17).

The Company decrease other financial assets related to advance payments for leases for US $ 39.4 million as of January 1, 2018 and US $ 36.7 as of December 31, 2018, since with the application of the standard these amounts are considered in the initial measurement of the right of use asset.

The Company increased the cost of restoration associated with the return of aircraft and engines for US $ 56.2 million as of January 1, 2018 and US $ 45.6 million as of December 31, 2018. With the application of the standard, the net present value of this cost was included in the asset for right of use and its counterpart in the line of accounts payable, current or non-current, depending on the return date of the aircraft or engines.

(10) Deferred taxes: adjustments originated by the application of IFRS 16.

(11) Lease liabilities: The Company recognized within the Other financial liabilities for lease for US$ 3,147.0 million as of January 1, 2018 and US$ 2,858.0 million as of December 31, 2018, associated with contracts that meet the definition of lease (Note 2.21 & 19).

(12) The effect of the recognition of the leases under IFRS 16 generated a decrease in retained earnings of US$ 506.6 million as of January 1, 2018 (US$ 378.7 million as of December 31, 2018). The increase in Other reserves of US$ 205.9 million as of January 1, 2018 (decrease of US$ 72,5 million as of December 31, 2018), was caused by the Cumulative translation adjustment of those subsidiaries with functional currencies other than the US dollar. The application of IFRS 16 also affected non-controlling interests.

The effets of the changes recognized in the application of IFRS 15 and IFRS 16 as of December 31,2017 are presented in the consolidated income statement:

Impact recognized as a result of the adoption of IFRS 16 as of December 31, 2017 are presented in the consolidated income statement:

		For the year ended december 31, 2017
Reconciliation income		Adjustments for reconciliation
		Results under	Adoption impact	Results under
	Nota	IAS 17	IFRS16	IFRS 16
		ThUS$	ThUS$	ThUS$
		Published		Restated
Revenue	26	9,613,907	-	9,613,907
Cost of sales		(7,441,849)	162,491	(7,279,358)
Gross margin		2,172,058	162,491	2,334,549

Other income	28	549,889	-	549,889
Distribution costs		(699,600)	2,816	(696,784)
Administrative expenses		(938,931)	(13,837)	(952,768)
Other expenses		(368,883)	3,423	(365,460)
Other gains (losses)		(7,754)	-	(7,754)
Income from operation activities		706,779	154,893	861,672

Financial income		78,695	-	78,695
Financial costs	27	(393,286)	(185,947)	(579,233)
Foreign exchange gains (losses)	29	(18,718)	(29,780)	(48,498)
Result of indexation units		748	-	748
Income (loss) before taxes		374,218	(60,834)	313,384
Income (loss) tax expense / benefit	18	(173,504)	14,506	(158,998)

NET INCOME (LOSS) FOR THE YEAR		200,714	(46,328)	154,386

Income (loss) attributable to owners of the parent		155,304	(46,408)	108,896
Income (loss) attributable to non- controlling interest	14	45,410	80	45,490
Net income (loss) for the year		200,714	(46,328)	154,386

Impact recognized as a result of the adoption of IFRS 15 and IFRS 16 as of December 31, 2018 are presented in the consolidated income statement:

		For the year ended december 31, 2018
Reconciliation Revenue			Adjustments for reconciliation
	Nota	Results under IFRS 15	Adoption impact IFRS 16	Results under IFRS 15	Contract costs (4)	Deferred revenues recognition [(5), (6)]	Reclassifications	Results under IAS 18
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
		Published		Restated
				IFRS 16

Revenue	26	9,895,456	-	9,895,456	-	48,561	31,501	9,975,518
Cost of sales		(7,962,843)	189,411	(7,773,432)	-	(34,986)	-	(7,808,418)
Gross margin		1,932,613	189,411	2,122,024	-	13,575	31,501	2,167,100
Other income	28	472,758	-	472,758	-	-	42,563	515,321
Distribution costs		(619,200)	3,986	(615,214)	(43)	-	(20,003)	(635,260)
Administrative expenses		(721,270)	(15,063)	(736,333)	(806)	-	(54,061)	(791,200)
Other expenses		(359,781)	3,531	(356,250)	-	-	-	(356,250)
Other gains (losses)		53,499	-	53,499	-	-	-	53,499
Income from operation activities		758,619	181,865	940,484	(849)	13,575	-	953,210
Financial income		53,253	-	53,253	-	-	-	53,253
Financial costs	27	(356,269)	(182,868)	(539,137)	-	-	-	(539,137)
Foreign exchange gains (losses)	29	(157,709)	119,639	(38,070)	-	-	-	(38,070)
Result of indexation units		(865)	-	(865)	-	-	-	(865)
Income (loss) before taxes		297,029	118,636	415,665	(849)	13,575	-	428,391
Income (loss) tax expense / benefit	18	(83,782)	9,903	(73,879)	(23)	(1,030)	-	(74,932)
NET INCOME (LOSS) FOR THE YEAR		213,247	128,539	341,786	(872)	12,545	-	353,459
Income (loss) attributable to owners of the parent		181,935	127,876	309,811	(872)	12,545	-	321,484
Income (loss) attributable to non-controlling interest	14	31,312	663	31,975	-	-	-	31,975
Net income (loss) for the period		213,247	128,539	341,786	(872)	12,545	-	353,459

In the income statement, with the implementation of the IFRS16 standard, restated were made in the following lines:

-	Cost of sale, distribution costs, administrative expenses: net effect of derecognized of rental cost and recognition of the depreciation of the right of use.

-	Financial Costs: interest expense corresponding to the lease liability.

Impact recognized as a result of the adoption of IFRS 16 for the year ended of December 31, 2017 and 2018 are presented in the consolidated statement of cash flows:

	For the year ended	Adoption		For the year ended
	December 31,	impact		December 31,
	2017	IFRS 16		2017
	ThUS$	ThUS$		ThUS$
				Restated

Payments to suppliers for goods and services	(6,722,713)	520,082	(1)	(6,202,631)
Net cash flows from operating activities	(6,722,713)	520,082		(6,202,631)

Loans repayments	(1,829,191)	(344,901)	(2)	(2,174,092)
Payments of finance lease liabilities	(344,901)	344,901	(2)	-
Payments of lease liabilities	-	(338,179)	(1)	(338,179)
Interest paid	(389,724)	(181,903)	(1)	(571,627)
Net cash flows (used in) financing activities	(2,563,816)	(520,082)		(3,083,898)

	For the year ended	Adoption		For the year ended
	December 31,	impact		December 31,
	2018	IFRS 16		2018
	ThUS$	ThUS$		ThUS$
				Restated

Payments to suppliers for goods and services	(7,331,390)	556,387	(1)	(6,775,003)
Net cash flows from operating activities	(7,331,390)	556,387		(6,775,003)

Loans repayments	(1,045,662)	(692,687)	(2)	(1,738,349)
Payments of finance lease liabilities	(692,687)	692,687	(2)	-
Payments of lease liabilities	-	(373,439)	(1)	(373,439)
Interest paid	(357,355)	(182,948)	(1)	(540,303)
Net cash flows (used in) financing activities	(2,095,704)	(556,387)		(2,652,091)

(1)	Correspond to the reclassification of lease payments, principal to payment of lease liability and interest to interest paid.

(2)	Correspond to the reclassification of leases payments previously classified as financial lease.

(b) Accounting pronouncements not yet in force for financial years beginning on January 1, 2019 and which has not been early adopted.

(i) Standards and amendments	Date of issue	Effective Date

IFRS 17: Insurance contracts	May 2017	January 1, 2021

Amendment to IFRS 10: Consolidated financial statements and IAS 28 Investments in associates and joint ventures.	September 2014	To be determined

Amendment to IFRS 3: Business combination	October 2018	January 1, 2020

Amendment to IAS 1: Presentation of financial statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors	October 2018	January 1, 2020

Amendment to IFRS 9: Financial instruments; IAS 39: Financial instruments: Recognition and measurement; Y IFRS 7: Financial instruments: Disclosures	September 2019	January 1, 2020

The management of the Company estimates that the adoption of the standards, amendments and Interpretations described above, will not have a significant impact on the consolidated financial statements of the Company in the application of its first adoption. At the close consolidated financial statements, the Company is analyzing the possible effects of the amendment issued in September 2019 to IFRS 9, IAS 39 and IFRS 7 for the reform of interest rates of reference.

2.2.	Basis of Consolidation

(a)	Subsidiaries

Subsidiaries are all the entities (including special-purpose entities) over which the Company has the power to control the financial and operating policies, which are generally accompanied by a holding of more than half of the voting rights. In evaluating whether the Company controls another entity, the existence and effect of potential voting rights that are currently exercisable or convertible at the date of the consolidated financial statements are considered. The subsidiaries are consolidated from the date on which control is passed to the Company and they are excluded from the consolidation on the date they cease to be so controlled. The results and flows are incorporated from the date of acquisition.

Balances, transactions and unrealized gains on transactions between the Company’s entities are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment loss of the asset transferred. When necessary in order to ensure uniformity with the policies adopted by the Company, the accounting policies of the subsidiaries are modified.

To account for and identify the financial information revealed when carrying out a business combination, such as the acquisition of an entity by the Company, is apply the acquisition method provided for in IFRS 3: Business combination.

(b)	Transactions with non-controlling interests

The Group applies the policy of considering transactions with non-controlling interests, when not related to loss of control, as equity transactions without an effect on income.

(c)	Sales of subsidiaries

When a subsidiary is sold and a percentage of participation is not retained, the Company derecognizes assets and liabilities of the subsidiary, the non-controlling and other components of equity related to the subsidiary. Any gain or loss resulting from the loss of control is recognized in the consolidated income statement in Other gains (losses).

If LATAM Airlines Group S.A. and Subsidiaries retain an ownership of participation in the sold subsidiary, and does not represent control, this is recognized at fair value on the date that control is lost, the amounts previously recognized in Other comprehensive income are accounted as if the Company had disposed directly from the assets and related liabilities, which can cause these amounts are reclassified to profit or loss. The percentage retained valued at fair value is subsequently accounted using the equity method.

(d)	Investees or associates

Investees or associates are all entities over which LATAM Airlines Group S.A. and Subsidiaries have significant influence but have no control. This usually arises from holding between 20% and 50% of the voting rights. Investments in associates are booked using the equity method and are initially recognized at their cost.

2.3.	Foreign currency transactions

(a)	Presentation and functional currencies

The items included in the financial statements of each of the entities of LATAM Airlines Group S.A. and Subsidiaries are valued using the currency of the main economic environment in which the entity operates (the functional currency). The functional currency of LATAM Airlines Group S.A. is the United States dollar which is also the presentation currency of the consolidated financial statements of LATAM Airlines Group S.A. and Subsidiaries.

(b)	Transactions and balances

Foreign currency transactions are translated to the functional currency using the exchange rates on the transaction dates. Foreign currency gains and losses resulting from the liquidation of these transactions and from the translation at the closing exchange rates of the monetary assets and liabilities denominated in foreign currency are shown in the consolidated statement of income by function except when deferred in Other comprehensive income as qualifying cash flow hedges.

(c)	Adjustment due to hyperinflation

After July 1, 2018, the Argentine economy was considered, for purposes of IFRS, hyperinflationary. The financial statements of the subsidiaries whose functional currency is the Argentine Peso have been restated.

The non-monetary items of the statement of financial position as well as the income statement, comprehensive incomes and cash flows of the group’s entities, whose functional currency corresponds to a hyperinflationary economy, are adjusted for inflation and re-expressed in accordance with the variation of the consumer price index (“CPI”), at each presentation date of its financial statements. The re-expression of non-monetary items is made from the date of initial recognition in the statements of financial position and considering that the financial statements are prepared under the historical cost criterion.

Net losses or gains arising from the re-expression of non-monetary items and income and costs are recognized in the consolidated income statement under “Result of indexation units”.

Net gains and losses on the re-expression of opening balances due to the initial application of IAS 29 are recognized in the consolidated retained earnings.

Re-expression due to hyperinflation will be recorded until the period in which the economy of the entity ceases to be considered as a hyperinflationary economy, at that time, the adjustments made by hyperinflation will be part of the cost of non-monetary assets and liabilities.

The comparative amounts in the Consolidated financial statements of the Company are presented in a stable currency and are not adjusted for subsequent changes in the price level or exchange rates.

(d)	Group entities

The results and the financial situation of the Group’s entities, whose functional currency is different from the presentation currency of the consolidated financial statements, of LATAM Airlines Group S.A., which does not correspond to the currency of a hyperinflationary economy, are converted into the currency of presentation as follows:

(i) Assets and liabilities of each consolidated statement of financial position presented are translated at the closing exchange rate on the consolidated statement of financial position date;

(ii) The revenues and expenses of each income statement account are translated at the exchange rates prevailing on the transaction dates, and

(iii) All the resultant exchange differences by conversion are shown as a separate component in other comprehensive income.

For those subsidiaries of the group whose functional currency is different from the presentation currency and, moreover, corresponds to the currency of a hyperinflationary economy; its restated results, cash flow and financial situation are converted to the presentation currency at the closing exchange rate on the date of the consolidated financial statements.

The exchange rates used correspond to those fixed in the country where the subsidiary is located, whose functional currency is different to the U.S. dollar.

Adjustments to the Goodwill and fair value arising from the acquisition of a foreign entity are treated as assets and liabilities of the foreign entity and are translated at the closing exchange rate or period informed, restated when the currency came from the functional entity of the foreign entity corresponds to that of a hyperinflationary economy, the adjustments for the restatement of goodwill are recognized in the consolidated equity.

2.4.	Property, plant and equipment

The land of LATAM Airlines Group S.A. and Subsidiaries, are recognized at cost less any accumulated impairment loss. The rest of the Properties, plants and equipment are recorded, both in their initial recognition and in their subsequent measurement, at their historical cost, restated for inflation when appropriate, less the corresponding depreciation and any loss due to deterioration.

The amounts of advances paid to the aircraft manufacturers are activated by the Company under Construction in progress until they are received.

Subsequent costs (replacement of components, improvements, extensions, etc.) are included in the value of the initial asset or are recognized as a separate asset, only when it is probable that the future economic benefits associated with the elements of property, plant and equipment, they will flow to the Company and the cost of the item can be determined reliably. The value of the replaced component is written off. The rest of the repairs and maintenance are charged to the result of the year in which they are incurred.

The depreciation of the properties, plants and equipment is calculated using the linear method over their estimated technical useful lives; except in the case of certain technical components which are depreciated on the basis of cycles and hours flown.

The residual value and the useful life of the assets are reviewed and adjusted, if necessary, once a year.

When the value of an asset exceeds its estimated recoverable amount, its value is immediately reduced to its recoverable amount (Note 2.8).

Losses and gains from the sale of property, plant and equipment are calculated by comparing the consideration with the book value and are included in the consolidated statement of income.

2.5.	Intangible assets other than goodwill

(a)	Airport slots and Loyalty program

Airport slots and the Coalition and Loyalty program are intangible assets of indefinite useful life and are subject to impairment tests annually as an integral part of each CGU identified by the Company, in accordance with the premises that are applicable, included as follows:

Airport slots – Air transport CGU

Loyalty program – Air transport CGU

(See Note 16)

The airport slots correspond to an administrative authorization to carry out operations of arrival and departure of aircraft at a specific airport, within a specified period.

The Loyalty program corresponds to the system of accumulation and redemption of points that has developed Multiplus S.A., program that is part of TAM Linhas Aereas S.A. (See Note 1).

The Brands, airport Slots and Loyalty program were recognized in fair values determined in accordance with IFRS 3, as a consequence of the business combination with TAM and Subsidiaries.

(b)	Computer software

Licenses for computer software acquired are capitalized on the basis of the costs incurred in acquiring them and preparing them for using the specific software. These costs are amortized over their estimated useful lives, for which the Company has been defined useful lives between 3 and 10 years.

Expenses related to the development or maintenance of computer software which do not qualify for capitalization, are shown as an expense when incurred. The personnel costs and others cost directly related to the production of unique and identifiable computer software controlled by the Company, are shown as intangible Assets others than Goodwill when they have met all the criteria for capitalization.

(c)	Brands

The Brands were acquired in the business combination with TAM S.A. And Subsidiaries and recognized at fair value under IFRS. During the year 2016, the estimated useful life of the brands changes from an indefinite useful life to a five-year period, the period in which the value of the brands will be amortized (See Note 15).

2.6.	Goodwill

Goodwill represents the excess of acquisition cost over the fair value of the Company’s participation in the net identifiable assets of the subsidiary or associate on the acquisition date. Goodwill related to acquisition of subsidiaries is not amortized but tested for impairment annually or each time that there is evidence of impairment. Gains and losses on the sale of an entity include the book amount of the goodwill related to the entity sold.

2.7.	Borrowing costs

Interest costs incurred for the construction of any qualified asset are capitalized over the time necessary for completing and preparing the asset for its intended use.

2.8.	Losses for impairment of non-financial assets

Intangible assets that have an indefinite useful life and developing IT projects are not subject to amortization and are subject to annual tests for impairment losses or if there are indications of impairment. Management conducts an impairment assessment annually or more frequently if events or changes in circumstances indicate potential impairment. An impairment loss is recognized for the amount by which the carrying amount of the cash generating unit exceeds its recoverable amount. The recoverable amount of the cash generating unit is the higher of value in use and fair value less costs to sell. The value in use is determined by management using a discounted cash flow model. For the purpose of assessing impairment losses, assets are grouped at the lowest level for which there are separately identifiable cash flows (cash generating units). Prior impairments of non-financial assets, other than goodwill, are reviewed for possible reversal at each reporting date.

2.9.	Financial assets

As of January 1, 2018, the Company classifies its financial assets in the following categories: at fair value (either through other comprehensive income, or through gains or losses), and at amortized cost. The classification depends on the business model of the entity to manage the financial assets and the contractual terms of the cash flows.

The group reclassifies debt investments when, and only when, it changes its business model to manage those assets.

In the initial recognition, the Company measures a financial asset at its fair value plus, in the case of a financial asset classified at amortized cost, the transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets accounted for at fair value through profit or loss are recorded as expenses in the income statement.

(a)	Debt instruments

The subsequent measurement of debt instruments depends on the group’s business model to manage the asset and cash flow characteristics of the asset. The Company has two measurement categories in which the group classifies its debt instruments:

Amortized cost: the assets held for the collection of contractual cash flows where those cash flows represent only payments of principal and interest are measured at amortized cost. A gain or loss on a debt investment that is subsequently measured at amortized cost and is not part of a hedging relationship is recognized in income when the asset is derecognized or impaired. Interest income from these financial assets is included in financial income using the effective interest rate method.

Fair value through profit or loss: assets that do not meet the criteria of amortized cost or FVOCI are measured at fair value through profit or loss. A gain or loss on a debt investment that is subsequently measured at fair value through profit or loss and is not part of a hedging relationship is recognized in profit or loss and is presented net in the income statement within other gains / (losses) in the period in which it arises.

(b)	Equity instruments

Changes in the fair value of financial assets at fair value through profit or loss are recognized in other gains / (losses) in the statement of income as appropriate.

The Company evaluates in advance the expected credit losses associated with its debt instruments recorded at amortized cost. The applied impairment methodology depends on whether there has been a significant increase in credit risk.

2.10.	Derivative financial instruments and hedging activities

Derivatives are recognized, in accordance with IAS 39 for hedge accounting and IFRS 9 for derivatives not qualify as hedge accounting, initially at fair value on the date on which the derivative contract was made and are subsequently valued at their fair value. The method to recognize the resulting loss or gain depends on whether the derivative has been designated as a hedging instrument and, if so, the nature of the item being hedged. The Company designates certain derivatives as:

(a)	Hedge of the fair value of recognized assets (fair value hedge);

(b)	Hedge of an identified risk associated with a recognized liability or an expected highly- Probable transaction (cash-flow hedge), or

(c)	Derivatives that do not qualify for hedge accounting.

The Company documents, at the inception of each transaction, the relationship between the hedging instrument and the hedged item, as well as its objectives for managing risk and the strategy for carrying out various hedging transactions. The Company also documents its assessment, both at the beginning and on an ongoing basis, as to whether the derivatives used in the hedging transactions are highly effective in offsetting the changes in the fair value or cash flows of the items being hedged.

The total fair value of the hedging derivatives is booked as Other non-current financial asset or liability if the remaining maturity of the item hedged is over 12 months, and as an other current financial asset or liability if the remaining term of the item hedged is less than 12 months. Derivatives not booked as hedges are classified as Other financial assets or liabilities.

(a)	Fair value hedges

Changes in the fair value of designated derivatives that qualify as fair value hedges are shown in the consolidated statement of income, together with any change in the fair value of the asset or liability hedged that is attributable to the risk being hedged.

(b)	Cash flow hedges

The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is shown in the statement of other comprehensive income. The loss or gain relating to the ineffective portion is recognized immediately in the consolidated statement of income under other gains (losses). Amounts accumulated in equity are reclassified to profit or loss in the periods when the hedged item affects profit or loss.

In case of variable interest-rate hedges, the amounts recognized in the statement of other comprehensive income are reclassified to results within financial costs at the same time the associated debts accrue interest.

For fuel price hedges, the amounts shown in the statement of other comprehensive income are reclassified to results under the line item Cost of sales to the extent that the fuel subject to the hedge is used.

For foreign currency hedges, the amounts recognized in the statement of other comprehensive income are reclassified to income as deferred revenue resulting from the use of points, are recognized as Income.

When hedging instrument mature, is sold or fails to meet the requirements to be accounted for as hedges, any gain or loss accumulated in the statement of Other comprehensive income until that moment, remains in the statement of other comprehensive income and is reclassified to the consolidated statement of income when the hedged transaction is finally recognized. When it is expected that the hedged transaction is no longer going to occur, the gain or loss accumulated in the statement of other comprehensive income is taken immediately to the consolidated statement of income as “Other gains (losses)”.

(c)	Derivatives not booked as a hedge

The changes in fair value of any derivative instrument that is not booked as a hedge are shown immediately in the consolidated statement of income in “Other gains (losses)”.

2.11.	Inventories

Inventories, detailed in Note 10, are shown at the lower of cost and their net realizable value. The cost is determined on the basis of the weighted average cost method (WAC). The net realizable value is the estimated selling price in the normal course of business, less estimated costs necessary to make the sale.

2.12.	Trade and other accounts receivable

Commercial accounts receivable are initially recognized at their fair value and subsequently at their amortized cost in accordance with the effective rate method, less the provision for impairment according to the model of the expected credit losses. The Company applies the simplified approach permitted by IFRS 9, which requires that expected lifetime losses be recognized upon initial recognition of accounts receivable.

In the event that the Company transfers its rights to any financial asset (generally accounts receivable) to a third party in exchange for a cash payment, the Company evaluates whether al risks and rewards have been transferred, in which case the account receivable is derecognized.

The existence of significant financial difficulties on the part of the debtor, the probability that the debtor goes bankrupt or financial reorganization are considered indicators of a significant increase in credit risk.

The carrying amount of the asset is reduced as the provision account is used and the loss is recognized in the consolidated income statement under “Cost of sales”. When an account receivable is written off, it is regularized against the provision account for the account receivable.

2.13.	Cash and cash equivalents

Cash and cash equivalents include cash and bank balances, time deposits in financial institutions, and other short-term and highly liquid investments.

2.14.	Capital

The common shares are classified as net equity.

Incremental costs directly attributable to the issuance of new shares or options are shown in net equity as a deduction from the proceeds received from the placement of shares.

2.15.	Trade and other accounts payables

Trade payables and other accounts payable are initially recognized at fair value and subsequently at amortized cost.

2.16.	Interest-bearing loans

Financial liabilities are shown initially at their fair value, net of the costs incurred in the transaction. Later, these financial liabilities are valued at their amortized cost; any difference between the proceeds obtained (net of the necessary arrangement| costs) and the repayment value, is shown in the consolidated statement of income during the term of the debt, according to the effective interest rate method.

Financial liabilities are classified in current and non-current liabilities according to the contractual payment dates of the nominal principal.

2.17.	Current and deferred taxes

The tax expense for the period comprises income and deferred taxes.

The current income tax expense is calculated based on tax laws in enacted the date of statement of financial position, in the countries in which the subsidiaries and associates operate and generate taxable income.

Deferred taxes are recognized, on the temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, deferred income tax is not accounted for if it arises from the initial recognition of an assets or a liability in transaction other than a business combination that at the time of the transaction does not affect the accounting or the taxable profit or loss. Deferred tax is determined using the tax rates (and laws) that have been enacted or substantially enacted at the date of the consolidated statements of financial position, and are expected to apply when the related deferred tax asset is realized or the deferred tax liability discharged.

Deferred tax assets are recognized only to the extent it is probable that the future taxable profit will be available against which the temporary differences can be utilized.

The tax (current and deferred) is recognized in statement of income by function, unless it relates to an item recognized in other comprehensive income, directly in equity. In this case the tax is also recognized in other comprehensive income or, directly in the statement of income by function, respectively.

2.18.	Employee benefits

(a)	Personnel vacations

The Company recognizes the expense for personnel vacations on an accrual basis.

(b)	Share-based compensation

The compensation plans implemented based on the shares of the Company are recognized in the consolidated financial statements in accordance with IFRS 2: Share-based payments, for plans based on the granting of options, the effect of fair value is recorded in equity with a charge to remuneration in a linear manner between the date of grant of said options and the date on which they become irrevocable, for the plans considered as cash settled award the fair value, updated as of the closing date of each reporting period, is recorded as a liability with charge to remuneration.

(c)	Post-employment and other long-term benefits

Provisions are made for these obligations by applying the method of the projected unit credit method, and considering estimates of future permanence, mortality rates and future wage increases determined on the basis of actuarial calculations. The discount rates are determined by reference to market interest-rate curves. Actuarial gains or losses are shown in other comprehensive income.

(d)	Incentives

The Company has an annual incentives plan for its personnel for compliance with objectives and individual contribution to the results. The incentives eventually granted consist of a given number or portion of monthly remuneration and the provision is made on the basis of the amount estimated for distribution.

2.19.	Provisions

Provisions are recognized when:

(i)	The Company has a present legal or implicit obligation as a result of past events;

(ii)	It is probable that payment is going to be necessary to settle an obligation; and

(iii)	The amount has been reliably estimated.

2.20.	Revenue from contracts with customers

(a)	Transportation of passengers and cargo

The Company recognizes the sale for the transportation service as a deferred income liability, which is recognized as income when the transportation service has been lent or expired. In the case of air transport services sold by the Company and that will be made by other airlines, the liability is reduced when they are remitted to said airlines. The Company periodically reviews whether it is necessary to make an adjustment to deferred income liabilities, mainly related to returns, changes, among others.

Compensations granted to clients for changes in the levels of services or billing of additional services such as additional baggage, change of seat, among others, are considered modifications of the initial contract, therefore, they are deferred until the corresponding service is provided.

(b)	Expiration of air tickets

The Company estimates in a monthly basis the probability of expiration of air tickets, with refund clauses, based on the history of use of the same. Air tickets without refund clause are expired on the date of the flight in case the passenger does not show up.

(c)	Costs associated with the contract

The costs related to the sale of air tickets are activated and deferred until the corresponding service is provided. These assets are included under Other non-financial assets in the Consolidated Classified Statement of Financial Position.

(d)	Frequent passenger program

The Company maintains the following loyalty programs: LATAM Pass, LATAM Pass Brasil, whose objective is building customer loyalty through the delivery of miles or points.

Members of these programs accumulate miles when flying with LATAM Airlines Group or any other member airline of the oneworld® program, as well purchasing of products and services from network of non airlines partners.

When the miles and points are exchanged for products and services other than the services provided by the Company, the income is immediately recognized. When the miles are redeemed through air tickets of an airline of LATAM Airlines Group S.A. and subsidiaries, the income is deferred until the transportation service are rendered or expiration for non-use.

In addition, the Company has contracts with certain non-airline companies for the sale of miles or points. These contracts include some performance obligations in addition to the sale of the mile or point, such as marketing, advertising and other benefits. The income associated with these concepts is recognized in the income statement to the extent that the miles are accredited.

Deferred income of loyalty programs is determined based on the estimated stand-alone selling price of unused miles and points awarded to the members of the loyalty programs, reduced for breakage.

The miles and points that the Company estimates will not be exchanged are recognized at the moment of the earn. Management uses statistical models to estimate the breakage based on the latest available information regarding redemption and expiration patterns.

(e)	Dividend income

Dividend income is recognized when the right to receive payment is established.

2.21.	Leases

The Company recognizes contracts that meet the definition of a lease, as a right of use asset and a lease liability on the date when the underlying asset is available for use.

Assets for right of use are measured at cost including the following:

-	The amount of the initial measurement of the lease liability;

-	Lease payment made at or before commencement date;

-	Initial direct costs, and

-	Restoration costs.

The assets by right of use are recognized in the statement of financial position in Properties, plants and equipment (See Note 17).

Lease liabilities include the net present value of the following payments:

-	Fixed payments including in substance fixed payment.

-	Variable lease payments that depend on an index or a rate;

-	The exercise price of a purchase options, if is reasonably certain to exercise that option.

The Company determines the present value of the lease payments using the implicit rates for the aircraft leasing contracts and for the rest of the underlying assets, uses the incremental borrowing rate.

Lease liabilities are recognized in the statement of financial position under Other financial liabilities, current or non-current (See Note 19).

Interest accrued on financial liabilities is recognized in the consolidated statement of income in “Financial costs”.

Principal and interest are presented in the consolidated cash flow as “Payments of lease liability” and “Interest paid”, respectively, in cash flows use in financing activities.

Payments associated with short-term leases without purchase options and leases of low-value assets are recognized on a straight-line basis in profit or loss at the time of accrual. Those payments are presented in cash flows use in operation activities.

The Company analyzes the financing agreements of aircrafts, mainly considering characteristics such as:

(a) that the Company initially acquired the aircraft or took an important part in the process of direct acquisition with the manufacturers.

(b) Due to the contractual conditions, it is virtually certain that the Company will execute the purchase option of the aircraft at the end of the lease term.

Since these financing agreements are “substantially purchases” and not leases, the related liability is considered as a financial debt classified under IFRS 9 and continue to be presented within the “other financial liabilities” described in Note 19. On the other hand, aircraft are presented in Property, plants and equipment as described in Note 17, as “own aircrafts”.

The Group qualifies as sale and leaseback transactions, operations which lead to a sale according to IFRS 15. More specifically, a sale is considered as such if there is no repurchase option on the goods at the end of the lease term.

If the sale of the seller-lessee is classified as a sale in accordance with IFRS 15, the underlying asset is derecognized and an asset is recognized for the right to use equal to the retained part of the net carrying amount of the asset.

If the sale by the seller-lessee is not qualified as a sale in accordance with IFRS 15, the assets transferred are maintained in the financial statements and a financial liability is recognized equal to the sale price (received from the buyer-lessor).

2.22.	Non-current assets or disposal groups classified as held for sale

Non-current assets (or disposal groups) classified as assets held for sale are shown at the lesser of their book value and the fair value less costs to sell.

2.23.	Maintenance

The costs incurred for scheduled heavy maintenance of the aircraft’s fuselage and engines are capitalized and depreciated until the next maintenance. The depreciation rate is determined on technical grounds, according to the use of the aircraft expressed in terms of cycles and flight hours.

In case of aircraft include in property, plant and equipment, these maintenance cost are capitalized as Property, plant and equipment, while in the case of aircraft on right of use, a liability is accrued based on the use of the main components is recognized, since a contractual obligation with the lessor to return the aircraft on agreed terms of maintenance levels exists. These are recognized as Cost of sales.

Additionally, some contracts that comply with the definition of lease establish the obligation of the lessee to make deposits to the lessor as a guarantee of compliance with maintenance and return conditions. These deposits, often called maintenance reserves, accumulate until a major maintenance is performed, once made, the recovery is requested to the lessor. At the end of the contract period, there is comparison between the reserves that have been paid and required return conditions, and compensation between the parties are made if applicable.

The unscheduled maintenance of aircraft and engines, as well as minor maintenance, are charged to results as incurred.

2.24.	Environmental costs

Disbursements related to environmental protection are charged to results when incurred.